Operating segments	12 Months Ended
Dec. 31, 2022
Operating segments
Operating segments

30            Operating segments

Operating segments are defined based on business activities that reflect how CODM - Chief Operating Decision Maker reviews financial information for decision.

The Group's CODM is the Group's Board of Director. The CODM is in charge of the operational decisions of resource allocation and performance evaluation. The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment.

The CODM reviews relevant financial data on a consolidated basis for all subsidiaries. CODM makes decisions and regularly evaluates the performance of Group’s services as a whole in a single operational and reportable segment.

The table below summarizes net revenues by geographic region:

.	December 31, 2022	December 31, 2021	December 31, 2020
NAE (North America and Europe)	1,129,166	693,006	471,763
North America	923,174	654,858	451,999
Europe	205,992	28,148	19,764
LATAM (Latin America)	975,948	701,206	435,987
APJ (Asia, Pacific and Japan)	82,596	50,168	48,769
Total (Note 23)	2,187,710	1,444,380	956,519

Net revenues by geographic area were determined based on the country where the sale was made. The net revenue from a single customer represents 15% of the Company’s total net revenues as of December 31, 2022 (20% as of December 31, 2021 and also as of December 31, 2020).

Revenue by client concentration

The following table sets forth net revenue contributed by the top client, and top ten clients for the periods indicated:

.	December 31, 2022	December 31, 2021	December 31, 2020
Top client	325,505	283,311	190,599
Top 10 clients	1,079,941	913,890	644,722

Geographic information of the Group's non-current assets

The table below summarizes non-current assets, except deferred taxes, based on assets geographic location:

	December 31, 2022	December 31, 2021
Brazil	819,873	818,221
Cayman	405,145	-
United States of America	676,167	58,061
China	2,317	2,239
Australia	2,987	8
United Kingdom	1,804	74
Canada	280	284
Portugal	569	387
Other countries	1,858	176
Total	1,911,000	879,450